Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Line Items]
Rental expenses under operating leases	$ 2,216,502	$ 2,801,647	$ 2,930,529
Prepaid advertising expense	8,562,723	11,654,922
Contracts
Commitments and Contingencies [Line Items]
Prepaid advertising expense	$ 8,583,030